Deferred income tax	12 Months Ended
Dec. 31, 2021
Deferred income tax
Deferred income tax

32   Deferred income tax

(a)	Deferred tax assets

The movements of deferred tax assets were as follows:

		Accelerated
		amortization
		of intangible
	Tax losses	assets	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000

At January 1, 2019	123,327	208,708	23,268	355,303
Acquisition of subsidiaries (Note 35)	4,625	—	—	4,625
Recognized in the profit or loss	52,190	9,348	2,320	63,858
At December 31, 2019	180,142	218,056	25,588	423,786
Recognized in the profit or loss	132,766	(6,021)	14,031	140,776
At December 31, 2020	312,908	212,035	39,619	564,562
Recognized in the profit or loss	116,993	(5,513)	7,176	118,656
At December 31, 2021	429,901	206,522	46,795	683,218

(b)	Deferred tax liabilities

The movements of deferred tax liabilities were as follows:

	Intangible
	assets
	acquired	Financial assets
	through	at fair value
	business	through profit
	combination	or loss	Total
	RMB’000	RMB’000	RMB’000
At January 1, 2019	18,480	6,631	25,111
Acquisition of subsidiaries (Note 35)	24,403	—	24,403
Recognized in the profit or loss	(9,592)	(6,631)	(16,223)
At December 31, 2019	33,291	—	33,291
Recognized in the profit or loss	(13,211)	—	(13,211)
At December 31, 2020	20,080	—	20,080
Recognized in the profit or loss	(10,219)	—	(10,219)
At December 31, 2021	9,861	—	9,861

(c)	Offsetting of deferred tax assets and deferred tax liabilities

As of December 31, 2020 and 2021, no deferred tax asset and liability was offset.